Right-of-Use Assets and Lease Liabilties - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Balance at January 1,	$ 2,268,022	$ 2,688,208
New leases	4,054,878	1,580,321
Termination of leases	(38,560)	(114,301)
Depreciation expense	(2,025,685)	(1,861,512)	$ (2,006,421)
Exchange difference	264,654	(24,694)
Balance at December 31,	$ 4,523,309	$ 2,268,022	$ 2,688,208